Shareholder Fees (Vanguard Long-Term Corporate Bond Index Fund Participant)	Vanguard Long-Term Corporate Bond Index Fund Vanguard Long-Term Corporate Bond Index Fund - Admiral Shares 9/1/2013 - 8/31/2014
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	1.00%
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none